Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement Of Income And Comprehensive Income [Abstract]
Revenue	$ 367,668	$ 377,424
Cost of services (excluding depreciation and amortization)	147,103	151,037
Selling, general and administrative	130,568	193,998
Depreciation and amortization	63,423	65,462
Impairment expense on goodwill and intangible assets	1,205,731	578
Restructuring and other costs	12,591	2,970
Operating loss	(1,191,748)	(36,621)
Other income, net	3,478	32,525
Interest expense, net	(25,956)	(62,369)
Loss before taxes	(1,214,226)	(66,465)
Income tax benefit	(43,414)	(5,936)
Net loss	(1,170,812)	(60,529)
Less: net income attributable to non-controlling interest	371	118
Net loss attributable to the Company	$ (1,171,183)	$ (60,647)
Net loss per share attributable to the Company - basic	$ (1.62)	$ (0.08)
Net loss per share attributable to the Company - diluted	$ (1.62)	$ (0.08)
Net Loss	$ (1,170,812)	$ (60,529)
Other comprehensive loss, net of tax of $0:
Gain / (loss) on foreign currency translation	14,396	(8,498)
Total comprehensive loss	(1,156,416)	(69,027)
Less: comprehensive income attributable to non-controlling interest	371	118
Total comprehensive loss attributable to the company	$ (1,156,787)	$ (69,145)